RENTAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2023
Investment property [abstract]
Disclosure of Detailed Information About Investment Property
The following table presents the changes in the rental property balances for the years ended December 31, 2023 and December 31, 2022.

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Opening balance	$11,445,659	$7,978,396
Acquisitions(1)	554,206	2,362,185
Capital expenditures	177,024	326,460
Fair value adjustments(2)	210,936	858,987
Dispositions	(197,033)	(80,369)
Balance, end of year	$12,190,792	$11,445,659
(1) The total purchase price includes $2,544 (2022 - $3,021) of capitalized transaction costs in relation to the acquisitions.
(2) Fair value adjustments include realized fair value gains of $52,737 for the year ended December 31, 2023 (2022 - $12,997) on the single-family rental properties.The following table presents the changes in the Canadian development properties balance for the years ended December 31, 2023 and December 31, 2022.

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Opening balance	$136,413	$133,250
Development expenditures	29,415	12,686
Fair value adjustments	—	(440)
Translation adjustment(1)	3,935	(9,083)
Balance, end of year	$169,763	$136,413
(1) During the year, the USD/CAD exchange rate moved from 1.3544 as at December 31, 2022 to 1.3226 as at December 31, 2023, resulting in a favorable foreign currency translation adjustment of $3,935. In the prior year, the USD/CAD exchange rate moved from 1.2678 as at December 31, 2021 to 1.3544 as at December 31, 2022, resulting in an unfavorable foreign currency translation adjustment of $9,083.
The components of the Company's revenue from single-family rental properties are as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022

Base rent	$662,412	$520,196
Other revenue(1)	45,403	39,840
Non-lease component	87,502	85,549
Total revenue from single-family rental properties	$795,317	$645,585
(1) Other revenue includes revenue earned on ancillary services and amenities as well as lease administrative fees.